Pension, Health Care and Postretirement Benefits Other Than Pensions - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) pension_plan employee shares	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($)
Minimum | Equity Securities
Expected defined benefit payments
Target allocation percentage of plan assets in equity securities		35.00%
Minimum | Fixed Income Securities
Expected defined benefit payments
Target allocation percentage of plan assets in equity securities		35.00%
Maximum | Equity Securities
Expected defined benefit payments
Target allocation percentage of plan assets in equity securities		65.00%
Maximum | Fixed Income Securities
Expected defined benefit payments
Target allocation percentage of plan assets in equity securities		55.00%
Postretirement Health Coverage
Health care plans
Number of active employees entitled to receive benefits under health care plans | employee		26,323	26,565	22,708
Cost of benefits includes claims incurred and claims incurred but not reported under health care plans		$ 298,800	$ 281,158	$ 220,589
Defined Benefit Pension
Defined benefit pension plans
Fair value of plan assets		864,151	935,081	701,791
Expected defined benefit payments
Expected cash payments, 2019		49,259
Expected cash payments, 2020		46,809
Expected cash payments, 2021		46,469
Expected cash payments, 2022		46,104
Expected cash payments, 2023		46,532
Expected cash payments, 2024-2028		226,112
Amortization of actuarial losses		1,033
Amortization of prior service cost (credit)		1,397
Defined Benefit Pension | Domestic Defined Benefit Pension Plans
Defined contribution pension plans
Contributions by company		65,220	38,426	36,731
Defined benefit pension plans
Settlement charge		37,648	(1,990)
Projected benefit obligation		524,675	916,175	632,797	$ 624,791
Fair value of plan assets		776,961	1,188,638	847,013	858,605
Excess (deficient) plan assets over projected benefit obligations		252,286	272,463	214,216
Accumulated benefit obligation		$ 520,958	913,363	630,159
Expected defined benefit payments
Equity investment in domestic defined benefit pension plan assets (in shares) | shares		300,000
Market value of common shares invested in defined benefit pension plan assets		$ 118,038
Share equity investments in the domestic defined benefit pension plan assets (percentage)		15.20%
Dividends received on the common stock		$ 1,032
Defined Benefit Pension | Domestic Defined Benefit Pension Plans | Minimum
Defined contribution pension plans
Contributions by company (percentage)		2.00%
Defined Benefit Pension | Domestic Defined Benefit Pension Plans | Maximum
Defined contribution pension plans
Contributions by company (percentage)		7.00%
Defined Benefit Pension | Domestic Defined Benefit Pension Plans | Forecast | Minimum
Defined benefit pension plans
Settlement charge	$ 30,000
Defined Benefit Pension | Domestic Defined Benefit Pension Plans | Forecast | Maximum
Defined benefit pension plans
Settlement charge	$ 40,000
Defined Benefit Pension | Foreign Defined Benefit Pension Plans
Defined contribution pension plans
Contributions by company		$ 19,462	10,480	6,676
Defined benefit pension plans
Settlement charge		(374)	71	4,231
Projected benefit obligation		315,845	349,597	206,873	201,854
Fair value of plan assets		253,566	280,004	165,008	162,339
Excess (deficient) plan assets over projected benefit obligations		$ (62,279)	(69,593)	(41,865)
Number of defined benefit plans | pension_plan		31
Accumulated benefit obligation		$ 280,046	308,164	172,047
Expected defined benefit payments
Estimated future employer contributions		$ 5,295
Defined Benefit Pension | Foreign Defined Benefit Pension Plans | Valspar
Defined benefit pension plans
Number of defined benefit plans | pension_plan		12
Defined Benefit Pension | Overfunded Plan | Domestic Defined Benefit Pension Plans
Defined benefit pension plans
Projected benefit obligation		$ 524,675	916,175	632,797
Fair value of plan assets		776,961	1,188,638	847,013
Excess (deficient) plan assets over projected benefit obligations		252,286	272,463	214,216
Defined Benefit Pension | Unfunded Plan | Foreign Defined Benefit Pension Plans
Defined benefit pension plans
Projected benefit obligation		199,881
Fair value of plan assets		119,232
Excess (deficient) plan assets over projected benefit obligations		$ (80,649)
Number of foreign defined benefit pension plans unfunded or underfunded | pension_plan		24
Accumulated benefit obligation		$ 168,395
Postretirement Benefits Other than Pensions
Defined benefit pension plans
Settlement charge			(9,332)
Projected benefit obligation		274,634	$ 290,823	$ 265,137	$ 263,383
Expected defined benefit payments
Expected cash payments, 2019		17,013
Expected cash payments, 2020		18,757
Expected cash payments, 2021		19,391
Expected cash payments, 2022		19,969
Expected cash payments, 2023		19,991
Expected cash payments, 2024-2028		98,836
Amortization of actuarial losses		535
Amortization of prior service cost (credit)		$ (4,997)
Number of retired employees entitled to receive postretirement benefits | employee		2,987	3,486	4,524
Defined benefit plan ultimate health care cost trend rate and prescription drug cost increase rate (percentage)		4.50%
Year in which health care cost trend rate and prescription drug cost rate reaches ultimate trend rate		2026